Business Combinations (Details) - Schedule of Effect to Pro Forma Events - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effect to Pro Forma Events [Abstract]
Revenues	$ 48,929,124	$ 51,589,004
Net loss	(10,801,913)	(4,445,617)
Net loss attributable to common shareholders	$ (20,071,529)	$ (6,540,284)
Loss per share attributable to common shareholders:
Basic (in Dollars per share)	$ (836)	$ (551)
Diluted (in Dollars per share)	$ (836)	$ (551)